Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Property and equipment
Depreciation expense	$ 40,000	$ 35,000
Computers and Equipment | Minimum
Property and equipment
Useful lives	3 years
Computers and Equipment | Maximum
Property and equipment
Useful lives	5 years
Computer Software | Minimum
Property and equipment
Useful lives	1 year
Computer Software | Maximum
Property and equipment
Useful lives	3 years
Leasehold Improvements
Property and equipment
Useful lives	3 years